Obligation Related to the Letter of Credit (Details Textual) (USD $)	0 Months Ended	12 Months Ended		0 Months Ended	1 Months Ended
	Mar. 06, 2013	Dec. 31, 2014	Dec. 31, 2013	Apr. 04, 2014	Jan. 21, 2014	Aug. 06, 2013	Mar. 31, 2013
Obligation Related to Letter of Credit [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		200,000
Director [Member] | Reimbursement Agreement [Member]
Obligation Related to Letter of Credit [Line Items]
Warrants and Rights Outstanding	$ 138,763
Discount to Reimbursement Agreement Balance	600,000
Accretion Expense		55,204	83,559
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	1,100,000
Director [Member] | Reimbursement Agreement [Member] | Payment Guarantee [Member]
Obligation Related to Letter of Credit [Line Items]
Accounts Payable, Other, Current		600,000
Summit Resources Inc [Member]
Obligation Related to Letter of Credit [Line Items]
Warrants and Rights Outstanding						134,117
Accretion Expense		94,757
Letter of Credit [Member] | Director [Member] | Reimbursement Agreement [Member]
Obligation Related to Letter of Credit [Line Items]
Due to Related Parties, Current			238,695
Repayments of Short-term Debt				90,835	147,860
Letter of Credit [Member] | Mpr Associates [Member] | Reimbursement Agreement [Member]
Obligation Related to Letter of Credit [Line Items]
Accounts Payable, Other, Current							$ 600,000